Accrued Expenses	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 7 — Accrued Expenses

Accrued Expenses consist of the following:

	December 31,	December 31,
	2011	2010

Commission payable-Junket Agents	$14,545,733	$9,802,113
Management fee payable-related party (Note 12)	462,665	385,977
Management and Directors' compensation	720,131	286,286
Others	428,910	340,759

	$16,157,439	$10,815,135